Preference shares liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Preference shares liabilities.
Schedule of movements in preference shares liabilities

	Present
	value of
	redemption	Conversion
	amount	feature	Total
	$	$	$
At January 1, 2020, December 31, 2020 and January 1, 2021	—	—	—
Reclassification of Series A, Series B and Series C preference shares from equity	25,433,864	254,398,942	279,832,806
Conversion of convertible securities to Series D preference shares (note 25)	11,974,503	38,218,816	50,193,319
Issuance of Series E preference shares	18,954,939	7,015,061	25,970,000
Changes in the carrying amount of preference shares liabilities (note 6(a))	5,009,847	—	5,009,847
Changes in fair value recognized in profit or loss	—	125,398,798	125,398,798
At December 31, 2021	61,373,153	425,031,617	486,404,770